Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cost
Measurement period adjustment to business combination			$ 200
Additions related to asset acquisitions		$ 17,979	29,300
Impairment	$ 3,000
Net book value		186,012	219,428
BVVE and electrical components [Member]
Cost
Net book value		155,009	188,108
Mineral assets [Member]
Cost
Net book value			3,000
Land and buildings [Member]
Cost
Net book value		5,316	4,122
Leasehold improvements [Member]
Cost
Net book value		25,072	23,642
Vehicles [Member]
Cost
Net book value		615	556
Cost [Member]
Cost
Balance beginning	367,957	367,957	176,526
Measurement period adjustment to business combination			(1,145)
Additions		71,142	207,723
Additions related to asset acquisitions		43
Dispositions		(16,422)	(7,004)
Transfer to assets held for sale		(9,688)	(8,143)
Effect of change in discount rate		(499)
Balance ending		412,533	367,957
Cost [Member] | BVVE and electrical components [Member]
Cost
Balance beginning	308,205	308,205	156,647
Measurement period adjustment to business combination			(1,127)
Additions		63,598	164,437
Additions related to asset acquisitions		13
Dispositions		(7,325)	(3,609)
Transfer to assets held for sale		(9,688)	(8,143)
Effect of change in discount rate
Balance ending		354,803	308,205
Cost [Member] | Mineral assets [Member]
Cost
Balance beginning	9,000	9,000	9,000
Measurement period adjustment to business combination
Additions
Additions related to asset acquisitions
Dispositions		(9,000)
Transfer to assets held for sale
Effect of change in discount rate
Balance ending			9,000
Cost [Member] | Land and buildings [Member]
Cost
Balance beginning	4,392	4,392	4,549
Measurement period adjustment to business combination			(18)
Additions		1,348	3,239
Additions related to asset acquisitions
Dispositions			(3,378)
Transfer to assets held for sale
Effect of change in discount rate
Balance ending		5,740	4,392
Cost [Member] | Leasehold improvements [Member]
Cost
Balance beginning	45,278	45,278	5,783
Measurement period adjustment to business combination
Additions		5,924	39,495
Additions related to asset acquisitions		30
Dispositions		(5)
Transfer to assets held for sale
Effect of change in discount rate		(499)
Balance ending		50,728	45,278
Cost [Member] | Vehicles [Member]
Cost
Balance beginning	1,082	1,082	547
Measurement period adjustment to business combination
Additions		272	552
Additions related to asset acquisitions
Dispositions		(92)	(17)
Transfer to assets held for sale
Effect of change in discount rate
Balance ending		1,262	1,082
Accumulated Depreciation [Member]
Cost
Balance beginning	148,529	148,529	39,676
Depreciation		81,455	68,339
Dispositions		(14,834)	(2,941)
Transfer to assets held for sale		(8,418)	(6,040)
Impairment		4,882	42,435
Impairment on deposits transferred to PPE		14,907	7,060
Balance ending		226,521	148,529
Accumulated Depreciation [Member] | BVVE and electrical components [Member]
Cost
Balance beginning	120,097	120,097	35,766
Depreciation		77,551	66,319
Dispositions		(5,756)	(2,562)
Transfer to assets held for sale		(8,418)	(6,040)
Impairment		1,882	24,820
Impairment on deposits transferred to PPE		14,438	1,794
Balance ending		199,794	120,097
Accumulated Depreciation [Member] | Mineral assets [Member]
Cost
Balance beginning	6,000	6,000	1,800
Depreciation
Dispositions		(9,000)
Transfer to assets held for sale
Impairment		3,000	4,200
Impairment on deposits transferred to PPE
Balance ending			6,000
Accumulated Depreciation [Member] | Land and buildings [Member]
Cost
Balance beginning	270	270	286
Depreciation		154	193
Dispositions			(366)
Transfer to assets held for sale
Impairment			157
Impairment on deposits transferred to PPE
Balance ending		424	270
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Cost
Balance beginning	21,636	21,636	1,560
Depreciation		3,556	1,703
Dispositions		(5)
Transfer to assets held for sale
Impairment			13,107
Impairment on deposits transferred to PPE		469	5,266
Balance ending		25,656	21,636
Accumulated Depreciation [Member] | Vehicles [Member]
Cost
Balance beginning	$ 526	526	264
Depreciation		194	124
Dispositions		(73)	(13)
Transfer to assets held for sale
Impairment			151
Impairment on deposits transferred to PPE
Balance ending		$ 647	$ 526